INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
12.	INCOME TAXES

CDTV Holdings and CDTV BVI are tax-exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

Golden Benefit and CSM Holdings are subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as they both have no assessable profits for the years presented.

The Company’s PRC subsidiaries and consolidated VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax Law which was passed by the National People’s Congress on March 16, 2007.

N-S Digital TV qualified as "High-and-New Technology Enterprise" ("HNTE") under the Enterprise Income Tax Law effective from January 1, 2008 (the "2008 EIT law") and therefore qualified for a preferential tax rate of 15% for a three year period. In October 2011 and again in October 2014, N-S Digital TV successfully renewed its HNTE qualification and qualified for a preferential tax rate of 15% from 2011 to 2016.

In October 2014, Cyber Cloud obtained the HNTE certificate for the tax years from 2014 to 2016, and Cyber Cloud is entitled to a preferential income tax rate of 15% in each of those years.

Beijing Super TV has been qualified as “Key Software Enterprise” and entitled for a preferential tax rate of 10% since 2010. In December 2013, Beijing Super TV obtained such certificate for the tax years from 2013 to 2014. As a result, Beijing Super TV was entitled to a preferential income tax rate of 10% in each of those years. Beginning from 2015, the administrative examination and approval for certification of “Key Software Enterprise” have been cancelled and was changed to self-assessment. In 2015 and 2016, Beijing Super TV assessed that it was qualified as “Key Software Enterprise”.

Deferred income taxes result principally from differences in the recognition of certain assets and liabilities for tax and financial reporting purposes and the tax effect of tax loss carry forwards.

The components of loss before income taxes from continuing operations are as follows:

	For the years ended December 31,
	2014	2015	2016

PRC, excluding Hong Kong	$(14,706)	$(14,101)	$(6,805)
Cayman Islands	(2,550)	(702)	(1,241)
BVI	(4)	(2)	(6)
Hong Kong	(211)	(329)	(90)

Total loss before income taxes	$(17,471)	$(15,134)	$(8,142)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2015	2016

Deferred income tax assets
Write-down of inventory value	$60	$72
Allowance for doubtful accounts	5	22
Accrued expenses	228	150
Accrued bonus	166	90
Deferred revenue	121	124
Government subsidies	133	66
Depreciation and amortization	(76)	-
Tax loss carry-forward deferred tax assets	8,860	8,716
Valuation allowance	(9,376)	(9,124)

Total deferred income tax assets, net	121	116

Deferred income tax liabilities
Acquired intangible assets	(87)	(64)

Total deferred income tax liabilities	(87)	(64)

Net deferred income tax assets	121	52

Net deferred income tax liabilities	$(87)	$-

The Company's subsidiaries registered in the PRC have total net operating loss carry forwards of $40,220 as of December 31, 2016 which will expire on various dates between December 31, 2017 and December 31, 2021. Valuation allowances have been established because the Group believes that it is more likely than not that its deferred income tax assets will not be realized as it does not expect to generate sufficient taxable income before those temporary differences expire.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2014	2015	2016

Balance at beginning of the year	$5,454	$6,719	$9,376
Additions	2,655	3,173	939
Acquisition of subsidiaries	614	-	-
Expired tax losses	(1,057)	(141)	(547)
Change of income tax rate	(805)	-	-
Exchange rate difference	(142)	(375)	(644)

Balance at end of the year	$6,719	$9,376	$9,124

The Group is currently not the subject of any income tax examinations. According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s consolidated PRC subsidiaries and VIEs for the years from 2014 are open to examination by the PRC tax authorities.

Reconciliation between the provision for income taxes of continuing operations computed by applying the PRC statutory income tax rates of 25% to loss before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2014	2015	2016

Loss before provision for income taxes	$(17,471)	$(15,134)	$(8,142)
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	(4,368)	(3,784)	(2,036)
Expenses not deductible for tax purposes	848	60	317
Research and development expenses bonus deduction	-	(165)	(726)
Other permanent differences	122	119	365
Effect of preferential income tax rate	1,034	346	450
Effect of income tax rate difference in other jurisdictions	595	543	805
Change in valuation allowance	1,850	3,173	939

Income tax expenses	$81	$292	$114

The EIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. As a result, withholding tax of $3,362, $1,608 and $2,045 was recorded to income tax expenses for discontinued operations in 2014, 2015 and 2016, respectively. Upon the disposal of Super TV, the balance of deferred income tax liabilities related to withholding income tax on the undistributed earnings generated by Beijing Super TV was derecognized.